Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Fan Hu [Member]
Amounts due to related parties:
Amounts due to related parties	[1]	$ 107,476	$ 111,705
Huang Feng [Member]
Amounts due to related parties:
Amounts due to related parties	[1]	24,098	43,807
Related Party [Member]
Amounts due to related parties:
Amounts due to related parties		$ 131,574	$ 155,512

[1]	The balances mainly are for expenses paid on behalf of the Company for daily operations.